Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,326,000
Previously Paid Amount
Total Fee Amount	3,635.62
Total Offset Amount
Net Fee	$ 3,635.62